Net income (loss) per share and net income (loss) attributable to common stockholders (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net income (loss) per share and net income (loss) attributable to common stockholders
Net income (loss) attributable to X Financial	$ 128,443,298	¥ 883,111,893	¥ 340,275,002	¥ (119,574,250)
Shares (denominator):
Weighted average number of ordinary shares used in computing basic EPS	286,588,402	286,588,402	261,219,657	238,095,238
Basic net income (loss) per share | (per share)	$ 0.45	¥ 3.08	¥ 1.30	¥ (0.50)
Diluted effects of stock options	17,395,882	17,395,882	18,491,147
Weighted average number of ordinary shares used in computing diluted EPS	303,984,284	303,984,284	279,710,804	238,095,238
Diluted net income (loss) per share | (per share)	$ 0.42	¥ 2.91	¥ 1.22	¥ (0.50)